Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Interest receivable	$ 446,157	$ 60,497
Others	85,871	33,977
Total	$ 532,028	$ 94,474